UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2008

	Shares, Principal Amount or Shares Subject to Call/Put		Value

Common Stocks 63.5%
Aerospace and Defense 2.0%
Boeing	2,900	shs.	$166,315
Honeywell International	7,900		328,245
Raytheon	6,100		326,411
United Technologies	3,800		228,228

			1,049,199

Air Freight and Logistics 0.8%
United Parcel Service (Class B)	6,900		433,941

Airlines 1.0%
Delta Air Lines*	25,000		186,250
Northwest Airlines*	29,700		268,191
UAL*	10,600		93,174

			547,615

Biotechnology 1.0%
Cephalon*	6,600		511,434

Capital Markets 1.8%
Bank of New York Mellon	5,700		185,706
Fortress Investment Group (Class A)	20,800		218,400
Janus Capital Group	8,800		213,664
Morgan Stanley	7,800		179,400
State Street	2,300		130,824

			927,994

Commercial Banks 1.0%
Wachovia	14,280		49,980
Wells Fargo	13,100		491,643

			541,623

Communications Equipment 3.3%
Cisco Systems*	18,000		406,080
Comverse Technology*	52,861		505,880
Nokia (ADR)	6,000		111,900
QUALCOMM	11,500		494,155
Research In Motion*	3,000		204,900

			1,722,915

Computers and Peripherals 1.4%
Apple*	2,600		295,516
Hewlett-Packard	9,800		453,152

			748,668

Construction and Engineering 0.3%
Foster Wheeler*	3,900		140,829

Consumer Finance 0.6%
American Express	9,000		318,870

Containers and Packaging 1.2%
Packaging Corporation of America	7,300		169,214
Smurfit-Stone Container*	101,444		476,787

			646,001

Diversified Financial Services 4.2%
Bank of America	28,320		991,200
CIT Group	29,900		208,104
Citigroup	8,200		168,182
JPMorgan Chase	17,440		814,448

			2,181,934

Diversified Telecommunication Services 2.6%
AT&T	23,500		656,120
Frontier Communications	23,500		270,250
Qwest Communications International	111,271		359,405
tw telecom*	9,800		101,822

			1,387,597

Electric Utilities 0.4%
Exelon	3,500		219,170

Electrical Equipment 0.8%
ABB (ADR)	8,200		159,080
Energy Conversion Devices	1,800		104,850
First Solar	500		94,455
JA Solar Holdings*	3,800		40,204

			398,589

Energy Equipment and Services 2.2%
Baker Hughes	2,400		145,296
Exterran Holdings*	3,500		111,860
Halliburton	5,800		187,862
Noble	4,200		184,380
Schlumberger	3,500		273,315
Transocean	2,200		241,648

			1,144,361

Food and Staples Retailing 1.1%
CVS/Caremark	8,800		296,208
Rite Aid	359,132		301,671

			597,879

Health Care Equipment and Supplies 0.9%
Hologic*	12,300		237,759
Zimmer Holdings*	3,500		225,960

			463,719

Health Care Providers and Services 1.0%
Express Scripts*	2,800		206,696
Health Net*	9,416		222,218
UnitedHealth Group	4,789		121,593

			550,507

Household Products 1.1%
Procter & Gamble	8,300		578,427

Independent Power Producers and Energy Traders 0.3%
AES*	14,700		171,843

Index Derivatives 0.8%
Consumer Discretionary Select Sector SPDR Fund	14,900		415,710

Industrial Conglomerates 1.7%
3M	2,500		170,775
General Electric	27,440		699,720

			870,495

Insurance 1.4%
American International Group	10,000		33,300
Hartford Financial Services Group	4,800		196,752
MetLife	3,700		207,200
Prudential Financial	4,148		298,656

			735,908

Internet Software and Services 2.6%
Google (Class A)*	1,200		480,624
SAVVIS	30,134		405,001
Yahoo!*	28,445		492,098

			1,377,723

Machinery 0.2%
Deere	2,000		99,000

Media 0.5%
Comcast (Class A)*	13,300		261,079

Metals and Mining 1.3%
Alcoa	8,457		190,959
Barrick Gold	5,100		187,374
Freeport-McMoRan Copper & Gold	3,700		210,345
Nucor	2,900		114,550

			703,228

Multi-Utilities 1.3%
Public Service Enterprise Group	12,400		406,596
TECO Energy	16,300		256,399

			662,995

Multiline Retail 0.9%
Kohl’s*	5,300		244,224
Target	5,100		250,155

			494,379

Oil, Gas and Consumable Fuels 7.5%
Chesapeake Energy	8,700		311,982
Chevron	8,600		709,328
ConocoPhillips	7,700		564,025
El Paso	24,400		311,344
Exxon Mobil	17,610		1,367,593
Occidental Petroleum	3,300		232,485
Valero Energy	6,600		199,980
XTO Energy	5,200		241,904

			3,938,641

Pharmaceuticals 6.6%
Abbott Laboratories	8,700		500,946
Bristol-Myers Squibb	14,500		302,325
Forest Laboratories*	9,600		271,488
Merck	6,200		195,672
Mylan Laboratories	38,000		433,960
Pfizer	29,358		541,361
Schering-Plough	27,400		506,078
Sepracor*	11,900		217,889
Wyeth	13,502		498,764

			3,468,483

Semiconductors and Semiconductor Equipment 2.3%
Analog Devices	5,500		144,925
Intel	21,700		406,441
Marvell Technology Group*	56,679		527,115
MEMC Electronic Materials*	4,000		113,040

			1,191,521

Software 4.5%
Activision Blizzard*	35,600		549,308
BMC Software*	5,800		166,054
Macrovision Solutions	38,380		590,284
Microsoft	23,900		637,891
Oracle*	20,200		410,262

			2,353,799

Specialty Retail 1.0%
Abercrombie & Fitch (Class A)	9,200		362,940
OfficeMax	18,774		166,901

			529,841

Tobacco 1.6%
Altria Group	13,765		273,098
Philip Morris International*	11,665		561,086

			834,184

Wireless Telecommunication Services 0.3%
NII Holdings*	3,900		147,888

Total Common Stocks			33,367,989

Corporate Bonds 19.3%
Airlines 0.3%
Continental Airlines:
8.75%, 12/1/2011	$ 150,000		108,000
5.983%, 4/19/2022	95,000		73,150

			181,150

Auto Components 0.4%
Allison Transmission 11%, 11/1/2015†	250,000		218,750
Lear 8.75%, 12/1/2016	25,000		17,500

			236,250

Automobiles 0.4%
Ford Motor 7.45%, 7/16/2031	250,000		108,750
General Motors 8.375%, 7/15/2033	250,000		101,250

			210,000

Capital Markets 1.0%
Ameriprise Financial 5.35%, 11/15/2010	140,000	ØØ	137,609
Bank of New York Mellon 4.95%, 11/1/2012	65,000		61,859
Lehman Brothers Holdings 6.875%, 5/2/2018***	65,000		6,850
Merrill Lynch 6.05%, 5/15/2012	60,000		56,305
Northern Trust 5.5%, 8/15/2013	45,000		45,080
Nuveen Investments 10.5%, 11/15/2015†	250,000		193,750

			501,453

Chemicals 0.5%
E.I. duPont de Nemours 5%, 1/15/2013	60,000		59,347
Mosaic 7.625% 12/1/2016†	50,000		51,163
Nova Chemicals 5.953%, 11/15/2013#	200,000		167,000

			277,510

Communications Equipment 0.6%
Nortel Networks:
7.041%, 7/15/2011#	250,000		168,125
10.75%, 7/15/2016	250,000		154,375

			322,500

Computers and Peripherals 0.1%
Hewlett Packard 5.5%, 3/1/2018	65,000		61,104

Consumer Finance 1.1%
National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	55,000		51,111
Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000		298,282
Rental Service 9.5%, 12/1/2014	275,000		209,688

			559,081

Containers and Packaging 0.4%
Crown Cork & Seal 8%, 4/15/2023	250,000		211,250

Diversified Financial Services 0.6%
Bank of America 5.65%, 5/1/2018	30,000		25,313
CIT Group 5.4%, 1/30/2016	25,000		12,115
Citigroup:
5.5%, 4/11/2013	85,000		74,265
6.5%, 8/19/2013	70,000		62,276
JPMorgan Chase 5.375%, 10/1/2012	60,000		58,015
NYSE Euronext 4.8%, 6/28/2013	70,000		66,711

			298,695

Diversified Telecommunication Services 1.0%
AT&T 5.5%, 2/1/2018	65,000		57,986
Citizens Communications 6.625%, 3/15/2015	250,000		208,750
Embarq 7.082%, 6/1/2016	25,000		20,289
Windstream 8.625%, 8/1/2016	250,000		231,875

			518,900

Electric Utilities 0.7%
Exelon Generation 6.2%, 10/1/2017	75,000		66,020
Indiana Michigan Power 6.05%, 3/15/2037	110,000		89,998
Southern Power 6.375%, 11/15/2036	105,000		90,433
Union Electric 6.4%, 6/15/2017	115,000		109,826

			356,277

Energy Equipment and Services 0.7%
Complete Production Services 8%, 12/15/2016	25,000		23,875
Halliburton 6.7%, 9/15/2038	155,000		149,662
Helix Energy Solutions 9.5%, 1/15/2016†	50,000		47,000
Nabors Industries 6.15%, 2/15/2018†	100,000		95,508
Weatherford International 7%, 3/15/2038	55,000		47,838

			363,883

Food and Staples Retailing 0.4%
Kroger 6.9%, 4/15/2038	55,000		51,189
Safeway 6.35%, 8/15/2017	125,000		121,348
Wal-Mart Stores 6.2%, 4/15/2038	40,000		36,605

			209,142

Food Products 1.4%
Corn Products 6%, 4/15/2017	120,000		124,246
Del Monte 6.75%, 2/15/2015	250,000		226,250
General Mills 5.2%, 3/17/2015	50,000		48,041
Pilgrims Pride 8.375%, 5/1/2017	250,000		118,750
Smithfield Foods 7%, 8/1/2011	240,000		210,000

			727,287

Health Care Providers and Services 1.6%
HCA 9.125%, 11/15/2014†	250,000		243,750
HealthSouth 9.133%, 6/15/2014#	250,000		243,750
Tenet Healthcare 9.25%, 2/1/2015	300,000		285,000
UnitedHealth Group 6.625%, 11/15/2037	110,000		92,739

			865,239

Hotels, Restaurants and Leisure 0.0%
Harrah’s Operating 10.75%, 2/1/2016†	25,000		12,875

Household Durables 0.6%
Jarden 7.5%, 5/1/2017	250,000		209,375
Kimberly-Clark 6.125%, 8/1/2017	80,000		80,262

			289,637

Industrial Conglomerates 0.3%
General Electric Capital 5.875%, 1/14/2038	80,000		59,151
Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	105,000		101,005

			160,156

Insurance 0.3%
American General Finance 5.375%, 10/1/2012	55,000		30,085
Genworth Global Funding Trust 5.2%, 10/8/2010	65,000	ØØ	58,869
Prudential Financial 5.7%, 12/14/2036	90,000		66,671

			155,625

IT Services 0.4%
iPayment 9.75%, 5/15/2014	250,000		201,250

Machinery 0.1%
SPX 7.625%, 12/15/2014†	50,000		50,062

Media 1.5%
AMC Entertainment 8%, 3/1/2014	250,000		216,250
Charter Communications Holdings I:
13.5%, 1/15/2014	90,000		38,250
11%, 10/1/2015	25,000		16,625
Comcast 5.7%, 5/15/2018	50,000		43,720
Reader’s Digest Association 9%, 2/15/2017†	250,000		142,500
Thomson Reuters 6.5%, 7/15/2018	190,000		182,031
Time Warner Cable 5.4%, 7/2/2012	130,000		123,761
Viacom 6.125%, 10/5/2017	55,000		49,978

			813,115

Metals and Mining 0.1%
Nucor 5.85%, 6/1/2018	40,000		38,166

Multi-Utilities 0.2%
Dominion Resources 5.6%, 11/15/2016	110,000		102,185

Multiline Retail 0.8%
Dollar General 11.875%, 7/15/2017	100,000		93,000
Neiman Marcus 9%, 10/15/2015	250,000		210,625
J.C. Penney 6.375%, 10/15/2036	120,000		91,524

			395,149

Office Electronics 0.3%
Xerox:
5.5%, 5/15/2012	120,000		114,505
7.625%, 6/15/2013	50,000		50,666

			165,171

Oil, Gas and Consumable Fuels 1.6%
Chesapeake Energy 7.625%, 7/15/2013	250,000		220,000
Encana 5.9%, 12/1/2017	105,000		93,870
OPTI Canada 7.875%, 12/15/2014	50,000		44,500
Peabody Energy 6.875%, 3/15/2013	140,000		135,800
Plains Exploration Production 7.75%, 6/15/2015	300,000		277,500
W & T Offshore 8.25%, 6/15/2014†	25,000		20,125
XTO Energy 6.25%, 8/1/2017	80,000		75,611

			867,406

Pharmaceuticals 0.1%
Bristol-Myers Squibb 5.45%, 5/1/2018	55,000		52,032

Real Estate Investment Trusts 0.4%
Health Care Properties 6%, 1/30/2017	110,000		88,071
Prologis Trust 5.625%, 11/15/2016	110,000		93,845
Simon Property Group 6.125%, 5/30/2018	20,000		17,747

			199,663

Road and Rail 0.4%
Avis Budget Car Rental 5.304%, 5/15/2014#	250,000		155,000
Union Pacific 5.7%, 8/15/2018	50,000		46,650

			201,650

Semiconductors and Semiconductor Equipment 0.5%
Freescale Semiconductor 10.125%, 12/15/2016	375,000		241,875

Specialty Retail 0.1%
Asbury Automotive Group 7.625%, 3/15/2017	25,000		16,125
Michaels Stores 11.375%, 11/1/2016	25,000		11,938
Yankee Acquisition 9.75%, 2/15/2017	25,000		14,375

			42,438

Trading Companies and Distributors 0.1%
Neff 10%, 6/1/2015	250,000		76,250

Water Utilities 0.2%
American Water Capital 6.085%, 10/15/2017	105,000		97,286

Wireless Telecommunication Services 0.1%
Rogers Communications 6.8%, 8/15/2018	75,000		71,077

Total Corporate Bonds			10,132,789

US Government and Government Agency Securities 7.8%
US Government Securities 2.4%
US Treasury Bonds:
5.375%, 2/15/2031	80,000		90,931
4.5%, 2/15/2036	106,000		108,832
5%, 5/15/2037	250,000		278,184
US Treasury Inflation-Protected Security 0.625%, 4/15/2013	130,063		122,787
US Treasury Notes:
4.5%, 2/28/2011	120,000		126,984
4.25%, 9/30/2012	20,000		21,194
3.875%, 10/31/2012	45,000		47,081
2.375%, 1/15/2017	130,866		132,011
4%, 8/15/2018	135,000		136,962
US Treasury STRIPS Principal 7.5%, 11/15/2024**	425,000		204,668

			1,269,634

Government Agency Securities Ø 1.9%
Fannie Mae:
3.255%, 6/9/2010	90,000	ØØ	90,051
3.25%, 8/12/2010	35,000	ØØ	35,097
4.75%, 11/19/2012	195,000		201,844
5.25%, 3/5/2014	100,000		102,140
5.375%, 6/1/12/2017	70,000		73,521
5%, 7/9/2018	100,000		98,098
Federal Farm Credit Bank 3.4%, 2/7/2013	205,000		200,061
Federal Home Loan Bank:
2.625%, 5/20/2011	60,000		58,710
5%, 11/17/2017	140,000		141,358

			1,000,880

Government Agency Mortgage-Backed Securities Ø†† 3.5%
Fannie Mae:
4.5%, 12/1/2020#	170,278		167,295
5.355%, 4/1/2036#	163,758		165,728
6.05%, 4/1/2036#	265,489		270,349
5.961%, 8/1/2036#	157,941		162,633
6.5%, 9/1/2037	336,948		343,851
6.5%, TBA 10/2008	150,000		153,820
Freddie Mac Gold:
6.165%, 8/1/2036#	210,020		215,273
6.113%, 12/1/2036#	179,135		184,159
4.5%, TBA 10/2008	200,000		194,688

			1,857,796

Total US Government and Government Agency Securities			4,128,310

Preferred Stocks 2.5%
Chemicals 1.0%
E. I. duPont de Nemours:
Series A $3.50	4,300	shs.	276,275
Series B $4.50	3,500		262,850

			539,125

Commercial Banks 0.3%
HSBC USA (Series F) 5.479%#	13,100		171,610

Electric Utilities 0.6%
Pacific Gas and Electric (Series A) 6%	12,400		308,760

Multi-Utilities 0.6%
Consolidated Edison (Series A) $5.00	3,500		304,150

Thrifts and Mortgage Finance 0.0%
Fannie Mae (Series S) 8.25%	755		1,646

Total Preferred Stocks			1,325,291

Collateralized Mortgage Obligations †† 1.6%
Bank of America Mortgage Securities 4.519%, 7/25/2034#	$ 45,144		42,486
Bear Stearns Alternate Trust 5.314%, 4/25/2035#	51,196		30,717
Chase Mortgage Finance Trust 6.304%, 10/17/2011#	293,623		286,818
GS Mortgage Loan Trust 5.327%, 7/25/2035#	87,128		77,307
Homestar Mortgage Acceptance 3.527%, 3/25/2034#	76,870		55,946
Indymac Index Mortgage Loan Trust 6.094%, 3/25/2036#†	215,783		138,213
Wells Fargo 4.729%, 7/25/2034#	212,867		190,714

Total Collateralized Mortgage Obligations			822,201

Asset-Backed Securities †† 1.3%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	70,000		67,997
Centex Home Equity 5.257%, 12/25/2032#	156,348		61,376
Chase Issuance Trust 2.508%, 10/17/2011#	65,000		64,784
Citicorp Residential Mortgage Securities 5.872%, 9/25/2036	14,505		14,436
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		133,902
GSAA Home Equity Trust 5.344%, 9/25/2035	65,000		45,263
Irwin Home Equity 3.587%, 2/25/2034#	74,543		56,604
Structured Asset Securities 4.04%, 6/25/2033#	251,127		221,220

Total Asset-Backed Securities			665,582

Options Purchased* 0.5%
Biotechnology 0.2%
Amgen, Call expiring January 2009 at $60	18,800	shs.	90,240

Communications Equipment 0.0%
JDS Uniphase, Call expiring January 2009 at $15	24,100		2,410

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	7,300		365
Citigroup, Call expiring January 2009 at $30	13,200		6,336

			6,701

Food and Staples Retailing 0.0%
Rite Aid, Call expiring January 2009 at $5	84,700		4,235

Index Derivatives 0.3%
United States Oil Federation, Put expiring October 2008 at $80	7,300		71,540
United States Oil Federation, Put expiring October 2008 at $100	4,700		92,120

			163,660

Internet Software and Services 0.0%
Yahoo!, Call expiring January 2009 at $25	28,500		16,245
Yahoo!, Call expiring January 2009 at $30	13,400		1,608

			17,853

Pharmaceuticals 0.0%
Bristol-Myers Squibb, Call expiring January 2009 at $25	17,300		3,806
Wyeth, Call expiring October 2008 at $45	6,500		520

			4,326

Semiconductors and Semiconductor Equipment 0.0%
Marvell Technology Group, Call expiring January 2009 at $15	8,200		1,230
Marvell Technology Group, Call expiring January 2009 at $20	21,600		2,160

			3,390

Total Options Purchased			292,815

Foreign Government Agency Securities 0.4%
Corporacion Andina de Fomento 5.75%, 1/12/2017	$ 110,000		101,785
Export-Import Bank of Korea 5.5%, 10/17/2012	115,000		109,206

Total Foreign Government Agency Securities			210,991

Short-Term Holdings 2.5%
Equity-Linked Notes ## 1.9%
Credit Suisse 39.54%, 11/21/2008 (a)	363,000		292,829
Deutsche Bank 37.5%, 11/20/2008 (b)	363,000		244,814
Goldman Sachs Group 34.6%, 10/2/2008 (c)	348,000		214,438
Lehman Brothers:
53.51%, 9/14/2008 (d) ***	348,000		28,882
39.5%, 10/2/2008 (e) ***	348,000		17,299
Morgan Stanley 37.05%, 10/17/2008 (f)	348,000		192,889

			991,151

Corporate Bonds 0.6%
Cablevision Systems 8.334%, 4/1/2009#	200,000		198,500
General Electric Capital 2.687%, 3/2/2009#	45,000	ØØ	44,199
Qwest Communications 6.304%, 2/15/2009#	66,000		65,505

			308,204

Total Short-Term Holdings			1,299,355

Total Investments 99.4%			52,245,323

Other Assets Less Liabilities 0.6%			330,952

Net Assets 100.0%			$52,576,275

*	Non-income producing security.

**	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

***	Security in default and non-income producing.

ADR -	American Depositary Receipts.

TBA -	To be announced.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed securities, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ	At September 30, 2008, these securities, with a total value of $365,825, were held as collateral for the TBA securities.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2008.

##

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Energizer Holdings, Longs Drug Stores and Sepracor

(b)	CIGNA, Hologic and Qwest Communications International

(c)	Adobe Systems, UnitedHealth Group and Wyeth

(d)	Delta Air Lines, Intel and Mylan

(e)	Health Net, Kohl’s and Prudential Financial

(f)	Comcast, Merck and Nokia ADR

At September 30, 2008, the cost of investments for federal income tax purposes was $70,415,031. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $902,535 and $19,072,243, respectively. Net unrealized depreciation was $18,169,708.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable)are valued at fair value determined in accordance with procedures approved by the Board of Directors.This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions,intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$34,986,095
Level 2 - Other Significant Observable Inputs	17,259,228
Level 3 - Significant Unobservable Inputs	0

Total	$52,245,323

Risk - To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk.High-yield securities are subject to greater risk of loss of principal and interest than higher-rated,investment grade fixed income securities.

Subsequent Events - On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.